INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	December 31,	December 31,
	2020	2019
Materials and supplies	$14,689	$13,403
Finished metal	4,145	8,213
In-circuit	923	329
	$19,757	$21,945